Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and equivalents (note 14a)	$ 5,138	$ 5,188
Accounts receivable	554	558
Inventories	1,825	1,878
Other current assets	522	519
Total current assets	8,039	8,143
Non-current assets
Equity in investees (note 12)	4,715	4,670
Property, plant and equipment	24,755	24,628
Goodwill	4,769	4,769
Intangible assets	158	169
Deferred income tax assets	61	98
Non-current portion of inventory	2,559	2,566
Other assets	1,472	1,463
Total assets	46,528	46,506
Current liabilities
Accounts payable	1,157	1,458
Debt	15	20
Current income tax liabilities	311	436
Other current liabilities	315	306
Total current liabilities	1,798	2,220
Non-current liabilities
Debt	5,137	5,135
Provisions	2,925	3,139
Deferred income tax liabilities	3,197	3,034
Other liabilities	1,297	1,268
Total liabilities	14,354	14,796
Equity
Capital stock (note 16)	28,995	29,236
Deficit	(7,320)	(7,949)
Accumulated other comprehensive loss	(20)	14
Other	2,034	2,040
Total equity attributable to Barrick Gold Corporation shareholders	23,689	23,341
Non-controlling interests (note 17)	8,485	8,369
Total equity	32,174	31,710
Contingencies and commitments (notes 5 and 18)
Total liabilities and equity	$ 46,528	$ 46,506